Fair Value Measurements (Information about Valuation Techniques and Significant Unobservable Inputs Used in Valuation of Level Three Assets Measured at Fair Value on Nonrecurring Basis) (Detail) - JPY (¥)
¥ in Millions
	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		¥ 50,723
Valuation Technique(s)	Business enterprise value multiples
Significant Unobservable Inputs	-
Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	¥ 23,172
Valuation Technique(s)	Discounted cash flows
Significant Unobservable Inputs	Discount rate
Real Estate Collateral Dependent Loans | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	¥ 7,526	12,472
Valuation Technique(s)	Discounted cash flows
Significant Unobservable Inputs	Discount rate
Range Discount Rate	10.70%
Real Estate Collateral Dependent Loans | Direct Capitalization Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Valuation Technique(s)	Direct capitalization
Significant Unobservable Inputs	Capitalization rate
Range Discount Rate	11.20%
Investment in operating leases and property under facility operations | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	¥ 27	1,381
Valuation Technique(s)	Discounted cash flows
Significant Unobservable Inputs	Discount rate
Range Discount Rate	8.00%
Investment in operating leases and property under facility operations | Direct Capitalization Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		204
Valuation Technique(s)	Direct capitalization
Significant Unobservable Inputs	Capitalization rate
Investment in operating leases and property under facility operations | Appraisals
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	¥ 3,889	20,940
Valuation Technique(s)	Appraisals
Significant Unobservable Inputs	-
Certain Investment in Affiliates | Market Price Method
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	¥ 11,730	¥ 15,726
Valuation Technique(s)	Market price method
Significant Unobservable Inputs	-
Minimum | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range Discount Rate	9.30%
Minimum | Real Estate Collateral Dependent Loans | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range Discount Rate		10.00%
Minimum | Real Estate Collateral Dependent Loans | Direct Capitalization Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range Discount Rate		10.30%
Minimum | Investment in operating leases and property under facility operations | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range Discount Rate		6.80%
Minimum | Investment in operating leases and property under facility operations | Direct Capitalization Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range Discount Rate		8.50%
Maximum | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range Discount Rate	10.30%
Maximum | Real Estate Collateral Dependent Loans | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range Discount Rate		10.70%
Maximum | Real Estate Collateral Dependent Loans | Direct Capitalization Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range Discount Rate		11.20%
Maximum | Investment in operating leases and property under facility operations | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range Discount Rate		10.20%
Maximum | Investment in operating leases and property under facility operations | Direct Capitalization Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range Discount Rate		10.00%
Weighted Average [Member] | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range Discount Rate	9.80%
Weighted Average [Member] | Real Estate Collateral Dependent Loans | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range Discount Rate	10.70%	10.50%
Weighted Average [Member] | Real Estate Collateral Dependent Loans | Direct Capitalization Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range Discount Rate	11.20%	10.90%
Weighted Average [Member] | Investment in operating leases and property under facility operations | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range Discount Rate	8.00%	9.00%
Weighted Average [Member] | Investment in operating leases and property under facility operations | Direct Capitalization Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range Discount Rate		8.70%